Related party transactions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sterrebeeck B.V. [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 1,809,583	R$ 1,809,583	R$ 1,809,583
Common Shares (%)	47.40%	47.40%	47.40%
Preferred Shares (thousand)	R$ 1,733,644	R$ 1,733,644	R$ 1,733,644
Preferred Shares (%)	47.10%	47.10%	47.10%
Total Shares (thousand)	R$ 3,543,227	R$ 3,543,227	R$ 3,543,227
Total Shares (%)	47.30%	47.30%	47.30%
Grupo Empresarial Santander S.L. [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 1,627,891	R$ 1,627,891	R$ 1,627,891
Common Shares (%)	42.60%	42.60%	42.60%
Preferred Shares (thousand)	R$ 1,539,863	R$ 1,539,863	R$ 1,539,863
Preferred Shares (%)	41.90%	41.90%	41.80%
Total Shares (thousand)	R$ 3,167,754	R$ 3,167,754	R$ 3,167,754
Total Shares (%)	42.20%	42.20%	42.30%
Banco Santander S.A. [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 2,696	R$ 2,696	R$ 2,696
Common Shares (%)	0.10%	0.10%	0.07%
Preferred Shares (thousand)
Preferred Shares (%)	0.00%	0.00%	0.00%
Total Shares (thousand)	R$ 2,696	R$ 2,696	R$ 2,696
Total Shares (%)	0.00%	0.00%	0.04%
Directors [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 4,444	R$ 4,939
Common Shares (%)	0.10%	0.10%
Preferred Shares (thousand)	R$ 4,444	R$ 5,029
Preferred Shares (%)	0.10%	0.10%
Total Shares (thousand)	R$ 8,888	R$ 9,968
Total Shares (%)	0.10%	0.10%
StockholdersOtherMember
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 342,919	R$ 357,831	R$ 353,616
Common Shares (%)	9.00%	9.40%	9.30%
Preferred Shares (thousand)	R$ 370,723	R$ 385,545	R$ 381,420
Preferred Shares (%)	10.10%	10.50%	10.40%
Total Shares (thousand)	R$ 713,642	R$ 743,376	R$ 735,036
Total Shares (%)	9.60%	9.90%	9.80%
Total [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 3,787,533	R$ 3,802,940	R$ 3,799,866
Common Shares (%)	99.20%	99.60%	99.50%
Preferred Shares (thousand)	R$ 3,648,674	R$ 3,664,081	R$ 3,661,007
Preferred Shares (%)	99.20%	99.60%	99.50%
Total Shares (thousand)	R$ 7,436,207	R$ 7,467,021	R$ 7,460,873
Total Shares (%)	99.20%	99.50%	99.50%
Treasury shares [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 31,162	R$ 15,755	R$ 18,829
Common Shares (%)	0.80%	0.40%	0.50%
Preferred Shares (thousand)	R$ 31,162	R$ 15,755	R$ 18,829
Preferred Shares (%)	0.80%	0.40%	0.50%
Total Shares (thousand)	R$ 62,324	R$ 31,510	R$ 37,658
Total Shares (%)	0.80%	0.50%	0.50%
StockholdersTotalIIMember
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 3,818,695	R$ 3,818,695	R$ 3,818,695
Common Shares (%)	100.00%	100.00%	100.00%
Preferred Shares (thousand)	R$ 3,679,836	R$ 3,679,836	R$ 3,679,836
Preferred Shares (%)	100.00%	100.00%	100.00%
Total Shares (thousand)	R$ 7,498,531	R$ 7,498,531	R$ 7,498,531
Total Shares (%)	100.00%	100.00%	100.00%
Free Float [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)	R$ 342,919	R$ 357,831	R$ 355,662
Common Shares (%)	9.00%	9.40%	9.30%
Preferred Shares (thousand)	R$ 370,723	R$ 385,545	R$ 383,466
Preferred Shares (%)	10.10%	10.50%	10.40%
Total Shares (thousand)	R$ 713,642	R$ 743,376	R$ 739,128
Total Shares (%)	9.50%	9.90%	9.90%
Employees [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)			R$ 2,046
Common Shares (%)			0.05%
Preferred Shares (thousand)			R$ 2,046
Preferred Shares (%)			0.06%
Total Shares (thousand)			R$ 4,092
Total Shares (%)			0.05%
Administrators [Member]
IfrsStatementLineItems [Line Items]
Common Shares (thousand)			R$ 4,034
Common Shares (%)			0.11%
Preferred Shares (thousand)			R$ 4,034
Preferred Shares (%)			0.11%
Total Shares (thousand)			R$ 8,067
Total Shares (%)			0.11%